MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities at December 31, 2018 and 2017:

	Payments Due by Period
AS AT DEC. 31, 2018 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$440	$257	$441	$5,271	$6,409
Non-recourse borrowings of managed entities	11,159	34,055	24,633	41,962	111,809
Subsidiary equity obligations	185	1,417	356	1,918	3,876
Interest expense[1]
Corporate borrowings	278	535	504	1,697	3,014
Non-recourse borrowings	5,126	8,124	5,820	7,324	26,394
Subsidiary equity obligations	151	307	218	209	885

1.	Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.

	Payments Due by Period
AS AT DEC. 31, 2017 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$—	$478	$278	$4,903	$5,659
Non-recourse borrowings of managed entities	10,756	17,695	16,764	27,515	72,730
Subsidiary equity obligations	76	53	1,001	2,531	3,661
Interest expense[1]
Corporate borrowings	259	494	462	1,433	2,648
Non-recourse borrowings	3,248	5,024	3,575	5,314	17,161
Subsidiary equity obligations	226	428	340	322	1,316

1.	Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates